CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	$ 459,376	¥ 3,198,086		¥ 2,606,939	[1]	¥ 2,222,785
Restricted cash	10,207	71,056		427,546	[1]	2,257,537
Total cash, cash equivalents, and restricted cash	$ 469,583	¥ 3,269,142	$ 435,876	¥ 3,034,485		¥ 4,480,322	¥ 2,836,501

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.